Lease liabilities (non-current and current)	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Lease liabilities (non-current and current)
20	Lease liabilities (non-current and current)

The non-current and current portion of the lease liabilities as at December 31, 2020 and 2019 is as follows:

	31/12/20	31/12/19
Non-current portion of the lease liabilities	43,137	46,053
Current portion of the lease liabilities	10,456	11,314
Total	53,593	57,367

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2020 and 2019 are reported in the following tables.

	31/12/20	31/12/19
Balance at beginning of year	57,367	56,758
Additions for new leases	10,083	11,544
Interest expenses	2,589	2,291
Lease payments	(12,496)	(14,251)
Disposal of leases	(260)	—
Adjustments due to remeasurements	850	—
Adjustments due to modifications	(327)	—
Covid-19 rent concessions	(1,799)	—
Effect of translation adjustments	(2,414)	1,025
Balance at end of year	53,593	57,367

As at December 31, 2020 and 2019, the incremental borrowing rate is within the range of 3% and 12%.

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2020 and 2019 are reported in the tables below.

	31/12/20	31/12/19
Less than one year	13,039	13,928
One to five years	35,461	36,540
More than five years	14,154	17,760
Total undiscounted lease liabilities	62,654	68,228

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. The Group has estimated that the potential future lease payments, should it exercise the extension option, would result in an increase in lease liability of 19,289 (20,709 as at December 31, 2019).

The Group negotiated rent concessions with its landlords for the majority of its retail store leases as a result of the severe impact of the COVID-19 pandemic during the year. The Group applied the practical expedient for COVID-19-related rent concessions consistently to eligible rent concessions relating to its retail store leases. The amount recognised in profit or loss for the reporting period to reflect changes in lease payments arising from rent concessions to which the Group has applied the practical expedient for COVID-19-related rent concessions is 1,799 (2019: nil).